Related parties	12 Months Ended
Dec. 31, 2021
Disclosure of Transactions Between Related Parties [Line Items]
Related parties
28.
Related parties
(a)
Related Party Transactions

Related party transactions are linked to the options agreement that is described in Note 24 of these financial statements.

(b)
Key Management compensation

The compensation of the Executive Team during the year can be breakdown as follows:

	2021	2020
Short-term employee benefits – Salaries and wages	1,900	871
Long-term employee benefits – Share-based payment	7,590	7,180
	9,490	8,051

(c)
Transactions with other related parties

The following transactions occurred with related parties:

	2021	2020
Transactions with merchants – Revenues	2,030	1,594
Transactions with preferred suppliers (Collection agents) – Costs	(561)	(354)
Transactions with other related parties – Costs	—	(2)

(d)
Outstanding balances arising from transactions with related parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2021	2020
Transactions with merchants – accounts payable	(622)	(598)
Transactions with preferred suppliers (Collection agents) – accounts payable	(125)	(39)
Transactions with preferred suppliers (Collection agents) – accounts receivable	6,058	506

All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.